Convertible Fund - Retail (A & C) | PIMCO Convertible Fund

PIMCO Funds

Supplement Dated May 25, 2011 to the PIMCO Convertible Fund -- Class A and Class C
Prospectus (dated April 27, 2011) (the "Prospectus") and Statement of Additional Information
(the "SAI"), each as supplemented and revised from time to time

Disclosure Related to Change in Maximum Sales Charge for Class A Shares of the
PIMCO Convertible Fund (the "Fund")

Effective immediately, Class A shares of the Fund are subject to a maximum sales charge of 5.50%. Therefore, effective immediately, all references to the previous maximum sales charge for Class A shares of the Fund are deleted and all statements in the Prospectus referencing the maximum sales charge for Class A shares shall refer to 5.50%.

In addition, effective immediately, the information for Class A shares in the tables in the "Fees and Expenses of the Fund -- Example" section on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Investors Should Retain This Supplement for Future Reference

Shareholder Fees	Class A
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) PIMCO Convertible Fund	5.50%

Expense Example PIMCO Convertible Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	651	866	1,098	1,762

Expense Example, No Redemption PIMCO Convertible Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	651	866	1,098	1,762